Fair Value Measurement - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details)	Sep. 30, 2025	Aug. 31, 2025	Dec. 31, 2024	Nov. 30, 2024
Expected term (years) [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	3.7		4.4
Expected term (years) [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	4.1		4.9
Expected term (years) [Member] | August 2025 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	4.9
Expected term (years) [Member] | September 2025 Private Placement Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	4.9
Expected term (years) [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input				4.6
Expected term (years) [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input				5
Expected term (years) [Member] | August 2025 Issuance [Member] | August 2025 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		5
Expected term (years) [Member] | September 2025 Issuance [Member] | September 2025 Private Placement Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	5
Risk-free interest rate [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	3.74		4.4
Risk-free interest rate [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	3.74		4.2
Risk-free interest rate [Member] | August 2025 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	3.73
Risk-free interest rate [Member] | September 2025 Private Placement Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	3.74
Risk-free interest rate [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input				4.4
Risk-free interest rate [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input				4.2
Risk-free interest rate [Member] | August 2025 Issuance [Member] | August 2025 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		3.65
Risk-free interest rate [Member] | September 2025 Issuance [Member] | September 2025 Private Placement Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	3.65
Expected volatility [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	110		114.2
Expected volatility [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	110		114.2
Expected volatility [Member] | August 2025 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	108.3
Expected volatility [Member] | September 2025 Private Placement Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	158.4
Expected volatility [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input				113.8
Expected volatility [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input				113.8
Expected volatility [Member] | August 2025 Issuance [Member] | August 2025 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		110.1
Expected volatility [Member] | September 2025 Issuance [Member] | September 2025 Private Placement Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	156.9
Expected dividend yield [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	0		0
Expected dividend yield [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	0		0
Expected dividend yield [Member] | August 2025 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	0
Expected dividend yield [Member] | September 2025 Private Placement Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	0
Expected dividend yield [Member] | November 2024 Modification [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input				0
Expected dividend yield [Member] | November 2024 Issuance [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input				0
Expected dividend yield [Member] | August 2025 Issuance [Member] | August 2025 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		0
Expected dividend yield [Member] | September 2025 Issuance [Member] | September 2025 Private Placement Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	0
Probability of a fundamental event [Member] | August 2025 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	10
Probability of a fundamental event [Member] | September 2025 Private Placement Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	10
Probability of a fundamental event [Member] | August 2025 Issuance [Member] | August 2025 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input		10
Probability of a fundamental event [Member] | September 2025 Issuance [Member] | September 2025 Private Placement Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrants Measurement Input	10